Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010	Dec. 31, 2012 D	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash held at JP Morgan Chase Bank, N.A.			$ 27,732
Due days for accounts receivable			30
Past Due days for accounts receivable			60
Bad debt expense			731	179	17
Provision for excess or obsolete inventory			0	602	810
Impairment of other assets		4,150	2,000		4,150
Proceeds from the sale of common stock	313,231				313,231
Fees and other expenses for sale of common stock	11,769
Liability for gas imbalances			1,984	1,819
Under Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance			2,690	2,860
Over Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance			1,658	1,802
Ethanol Plant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment of other assets		2,042
Oil
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		79.43	94.71	96.19	79.43
Natural Gas
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		4.38	2.76	4.11	4.38
Drilling Rigs [Member] | Assets Held-for-sale [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment loss			1,500
Pipeline assets
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment loss			500
Impairment of other assets		$ 2,108
Common Stock
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate shares of common stock sold	475,043				475,043